RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Interest income derived from loans to related parties		$ 13,125	$ 13,199	$ 72,830
Interest expense on borrowings from related party				$ 346,921
Mr. Xinglin Yao [Member]
Related Party Transaction [Line Items]
Annual interest rate	10.80%		10.80%
Yongding Group Co Ltd [Member]
Related Party Transaction [Line Items]
Annual interest rate			9.00%
Related Party Transaction, Date			Nov. 16, 2011